Long-Term Debt (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			9 Months Ended				1 Months Ended								9 Months Ended							9 Months Ended			9 Months Ended					1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended			9 Months Ended										9 Months Ended	1 Months Ended	9 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Apr. 26, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 26, 2013	Dec. 31, 2012	Oct. 31, 2013 Credit Suisse Facility [Member]	Oct. 02, 2013 Credit Suisse Facility [Member]	Sep. 05, 2013 Credit Suisse Facility [Member]	Jul. 02, 2013 Credit Suisse Facility [Member]	Jun. 05, 2013 Credit Suisse Facility [Member]	Apr. 02, 2013 Credit Suisse Facility [Member]	Mar. 05, 2013 Credit Suisse Facility [Member]	Jan. 31, 2013 Credit Suisse Facility [Member]	Sep. 30, 2013 Credit Suisse Facility [Member]	Oct. 31, 2013 National Bank of Greece [Member]	Sep. 26, 2013 Settlement Agreement [Member]	Sep. 25, 2013 Settlement Agreement [Member]	Jul. 31, 2013 Settlement Agreement [Member]	Jul. 05, 2013 Settlement Agreement [Member]	Aug. 02, 2013 Addendum [Member]	Sep. 30, 2013 Assignment [Member]	Sep. 25, 2013 Assignment [Member]	Sep. 25, 2013 Assignment [Member] Crede CG III, Ltd [Member]	Sep. 30, 2013 Facility A and Facility B [Member]	Sep. 30, 2013 Facility A [Member]	Sep. 30, 2013 Facility B [Member]	Sep. 30, 2013 March 31, 2014 [Member]	Sep. 30, 2013 April 1, 2014 [Member]	Sep. 30, 2011 Deutsche Bank Nederland [Member]	Sep. 30, 2013 Credit Suisee [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member]	Sep. 30, 2013 Sixth Supplemental Agreement With Credit Suisse [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning October 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2015 [Member]	Sep. 30, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2013 and December 31 2013 [Member]	Sep. 30, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2014 and December 31 2014 [Member]	Sep. 30, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2015 and December 31 2015 [Member]	Sep. 30, 2013 First Business Bank [Member]	Sep. 30, 2013 First Business Bank [Member] Criteria One [Member]	Sep. 30, 2013 First Business Bank [Member] Criteria Two [Member]	Sep. 30, 2013 First Business Bank [Member] Criteria Three [Member]	Sep. 30, 2013 First Business Bank [Member] Criteria Four [Member]	Sep. 30, 2013 Credit Suisse One [Member]	Dec. 31, 2012 Credit Suisse One [Member]	Sep. 30, 2013 Deutsche Bank [Member]	May 31, 2013 Deutsche Bank [Member] Facility A and Facility B [Member]	Sep. 30, 2013 Deutsche Bank [Member] January 1 2013 and December 31 2013 [Member]	Sep. 30, 2013 Deutsche Bank [Member] January 1 2014 and December 31 2014 [Member]	Sep. 30, 2013 Deutsche Bank [Member] January 1 2015 and December 31 2015 [Member]
Long-term Debt, Maturities, Repayment Terms																										Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750	Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014
Debt Instrument, Interest Rate Terms				interest at LIBOR plus a margin																													LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum				1.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum				4.00%
Long-term Debt, Weighted Average Interest Rate				2.60%	2.50%
Interest Expense, Debt				$ 1,541	$ 1,874
Debt Instrument, Maturity Date, Description																															December 2015
Reduction in Balloon Payment																												16,009
Line of Credit Facility, Interest Rate Description																											LIBOR plus 2.25%	LIBOR plus 4.25%	LIBOR plus 1%	LIBOR plus 3.25%
Restructuring Costs																													1,480
Debt Instrument, Payment Terms																																due and payable on the earlier of March 31, 2014	Defer further principal repayments until March 31, 2014
Restricted cash																																	1,125
Required Minimum Ratio																																			115.00%	120.00%	135.00%
Bank loans - current portion (Note 9)				88,946			89,169																																							36,450	36,450
Debt Instrument Outstanding Percentage																5.00%
Long-term Debt																1,823	8,311				29,958			10,542
Average Corporate Liquidity, Minimum																																									3,000
Debt Instrument, Restrictive Covenants																																									The covenants described above are tested annually on December 31st	Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000	Leverage ratio: the corporate guarantor’s leverage ratio shall not at any time exceed 55%	Ratio of EBITDA to net interest expense shall not be less than 3	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter
Consolidated Leverage Ratio																																		not be greater than 2.5:1.0														not be greater than 2.5:1.0
Liquidity Ratio Description																																		it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel														it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel
Interest Coverage Ratio Description																																						not be less than 2.0:1.0	not be less than 3.5:1.0	not be less than 4.5:1.0										not be less than 2.0:1.0	not be less than 3.5:1.0	not be less than 4.5:1.0
Escrow Deposit																		10,500		10,500	2,500	2,500		8,002	2,624
Line of Credit Facility Interest Rate Swap									22	43	25	48	28	52
Stock Issued During Period, Shares, Other																							2,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001
Settlement Shares Percentage				9.90%
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares				5,059,717
Shares For Equity Compensation Plan				2,555,413
Exchange Agreement description				(i) $11,850 by (ii) 78% of the VWAP of the Common Stock over the 75-consecutive trading day period immediately following the first trading day after Court Approval
Common Stock In Exchange Rate Percentage				more than 9.9%
Contribution Of a Nautical Vessel				up to 7,500,000 shares of Common Stock (or $3,000 worth of Common Stock, which is greater) issued solely in exchange for the contribution of a nautical vessel by an independent third party to the Company
Line of Credit Facility Accrued Interest	119	117						118							124
Interest Paid, Total			124	411	831
Rights And Obligations																			3,624
Line of Credit Facility Periodic Payment Including Accrued Interest																																																	$ 23